Quarterly Financial Data (Unaudited) - Quarterly Financial Data (Detail) (Successor [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012
Successor [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	$ 846,558	$ 888,011	$ 940,859	$ 804,689	$ 848,211	$ 894,019	$ 835,915	$ 743,740	$ 3,480,117	$ 3,186,446	$ 3,321,885
Gross profit	291,843	310,199	333,824	265,074	277,380	302,827	262,898	217,576
Operating income (loss)	60,143	99,842	94,304	75,425	69,101	72,999	65,032	31,106	329,714	(134,719)	238,238
Net income (loss)	$ (8,912)	$ 11,287	$ 1,121	$ 15,900	$ 11,450	$ 5,284	$ 6,595	$ (17,976)	$ 19,396	$ (252,308)	$ 5,353
Basic earnings (loss) per share	$ (0.05)	$ 0.07	$ 0.01	$ 0.10	$ 0.07	$ 0.03	$ 0.04	$ (0.12)	$ 0.12	$ (1.63)	$ 0.03
Diluted earnings (loss) per share	$ (0.05)	$ 0.07	$ 0.01	$ 0.10	$ 0.07	$ 0.03	$ 0.04	$ (0.12)	$ 0.12	$ (1.63)	$ 0.03